Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-40159
Entity Registrant Name	INNOVAGE HOLDING CORP.
Entity Central Index Key	0001834376
Entity Tax Identification Number	81-0710819
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8950 E. Lowry Boulevard
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80230
City Area Code	844
Local Phone Number	803-8745
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INNV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false